Goodwill - Summary of key assumptions used for assessing the recoverable amount of goodwill (Details) - Goodwill - Integra Gold Corporation - $ / oz	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in goodwill [line items]
Gold price ($/oz)		1,400
Discount rate	500.00%	500.00%
Bottom of range
Disclosure of reconciliation of changes in goodwill [line items]
Gold price ($/oz)	1,850
Top of range
Disclosure of reconciliation of changes in goodwill [line items]
Gold price ($/oz)	1,550